UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Cash Management Trust of America®
Investment portfolio

June 30, 2008
unaudited

Short-term securities — 99.74%	Yield at acquisition	Principal amount (000)	Market value (000)

COMMERCIAL PAPER — 73.58%
3M Co. August 04, 2008	2.14%	$80,000	$79,834
Abbott Laboratories July 10, 2008[1]	1.98	53,000	52,962
Abbott Laboratories July 15, 2008[1]	1.98	25,000	24,973
Abbott Laboratories July 17, 2008[1]	2.01	50,000	49,940
Abbott Laboratories July 25, 2008[1]	2.15	62,000	61,907
American Express Credit Corp. July 21, 2008	2.28	100,000	99,857
American Express Credit Corp. July 22, 2008	2.34	100,000	99,846
American Honda Finance Corp. July 02, 2008	1.91	54,900	54,892
American Honda Finance Corp. July 08, 2008	2.08	24,965	24,953
American Honda Finance Corp. July 14, 2008	2.08	20,850	20,829
American Honda Finance Corp. July 16, 2008	2.08	40,000	39,955
American Honda Finance Corp. August 04, 2008	2.21	60,000	59,849
American Honda Finance Corp. August 12, 2008	2.31	44,000	43,879
American Honda Finance Corp. August 20, 2008	2.29	49,684	49,684
American Honda Finance Corp. August 27, 2008	2.31	52,500	52,270
American Honda Finance Corp. August 28, 2008	2.39	50,000	49,777
ANZ National (International) Ltd. July 18, 2008[1]	2.46	50,000	49,939
AT&T Inc. July 24, 2008[1]	2.23	50,000	49,926
AT&T Inc. August 11, 2008[1]	2.28	44,800	44,681
AT&T Inc. August 12, 2008[1]	2.26	50,000	49,866
AT&T Inc. August 18, 2008[1]	2.31	70,250	70,030
AT&T Inc. August 19, 2008[1]	2.31	40,000	39,850
AT&T Inc. August 20, 2008[1]	2.26	50,000	49,807
AT&T Inc. August 22, 2008[1]	2.28	85,000	84,657
AT&T Inc. August 26, 2008[1]	2.33	50,000	49,782
Australia & New Zealand Banking Group, Ltd. August 04, 2008[1]	2.55	50,000	49,876
Bank of America Corp. July 17, 2008	2.54	50,000	49,940
Bank of America Corp. August 01, 2008	2.46	100,000	99,782
Bank of America Corp. August 12, 2008	2.44	75,000	74,758
Bank of America Corp. August 14, 2008	2.53	25,000	24,915
Bank of America Corp. August 18, 2008	2.53	75,000	74,724
Bank of Ireland July 01, 2008[1]	2.73	43,250	43,247
Bank of Ireland August 04, 2008[1]	2.56	44,400	44,290
Bank of Nova Scotia July 22, 2008	2.40	30,000	29,956
Bank of Nova Scotia July 28, 2008	2.44	54,000	53,898
Barclays U.S. Funding Corp. July 14, 2008	2.43	75,000	74,924
Barclays U.S. Funding Corp. August 18, 2008	2.70	50,000	49,817
Barclays U.S. Funding Corp. August 27, 2008	2.70	50,000	49,784
BASF AG July 02, 2008[1]	2.18	50,000	49,994
BASF AG July 07, 2008[1]	2.04	50,000	49,980
BASF AG July 24, 2008[1]	2.14	50,000	49,929
BASF AG August 11, 2008[1]	2.30	35,000	34,892
BASF AG August 19, 2008[1]	2.30	100,000	99,628
Becton, Dickinson and Co. July 10, 2008	2.12	25,000	24,985
BNP Paribas Finance Inc. July 02, 2008	1.61	50,000	49,992
BNP Paribas Finance Inc. July 11, 2008	2.55	100,000	99,922
BNP Paribas Finance Inc. July 30, 2008	2.43	100,000	99,798
Brown-Forman Corp. August 15, 2008[1]	2.19	21,000	20,927
CAFCO, LLC July 02, 2008[1]	2.92	25,000	24,996
CAFCO, LLC August 07, 2008[1]	2.61	50,000	49,863
CAFCO, LLC August 27, 2008[1]	2.71	50,000	49,763
Canadian Wheat Board July 09, 2008	1.99	25,000	24,984
Caterpillar Financial Services Corp. July 21, 2008	2.17	75,000	74,905
CBA (Delaware) Finance Inc. July 07, 2008	2.62	100,000	99,948
CBA (Delaware) Finance Inc. July 11, 2008	2.16	50,000	49,960
CBA (Delaware) Finance Inc. July 14, 2008	2.54	50,000	49,949
Chevron Corp. July 17, 2008	2.20	75,000	74,922
Chevron Funding Corp. July 10, 2008	2.10	50,000	49,971
Chevron Funding Corp. July 15, 2008	2.20	65,000	64,940
Chevron Funding Corp. July 16, 2008	2.07	50,000	49,954
Chevron Funding Corp. August 01, 2008	2.18	50,000	49,904
Ciesco LLC July 16, 2008[1]	2.53	50,000	49,944
Ciesco LLC August 06, 2008[1]	2.59	50,000	49,856
Coca-Cola Co. July 8, 2008[1]	2.03	50,000	49,978
Coca-Cola Co. July 15, 2008[1]	2.11	75,000	74,934
Coca-Cola Co. July 17, 2008[1]	2.09	125,000	124,877
Coca-Cola Co. July 24, 2008[1]	2.12	50,000	49,930
Coca-Cola Co. July 28, 2008[1]	2.15	100,000	99,833
Coca-Cola Co. August 22, 2008[1]	2.18	50,000	49,798
Coca-Cola Co. August 25, 2008[1]	2.16	50,000	49,788
Danske Corp. July 14, 2008[1]	2.61	50,000	49,949
Danske Corp. August 01, 2008[1]	2.51	34,000	33,924
Danske Corp. August 20, 2008[1]	2.61	69,000	69,000
Dexia Delaware LLC July 14, 2008	2.51	50,000	49,951
Dexia Delaware LLC August 11, 2008	2.63	75,000	74,768
E.I. duPont de Nemours and Co. July 02, 2008[1]	2.09	40,000	39,995
E.I. duPont de Nemours and Co. July 08, 2008[1]	2.10	57,590	57,563
E.I. duPont de Nemours and Co. July 10, 2008[1]	2.08	52,000	51,970
E.I. duPont de Nemours and Co. July 22, 2008[1]	2.15	58,200	58,123
E.I. duPont de Nemours and Co. August 07, 2008[1]	2.19	90,000	89,793
Eksportfinans ASA July 01, 2008[1]	1.57	175,000	174,987
Eksportfinans ASA July 09, 2008[1]	2.31	50,000	49,968
Electricité de France July 02, 2008[1]	2.09	50,000	49,992
Electricité de France July 09, 2008[1]	2.26	25,000	24,986
Electricité de France July 14, 2008[1]	2.20	25,000	24,979
Electricité de France July 21, 2008[1]	2.24	40,000	39,942
Enterprise Funding Corp. July 09, 2008[1]	2.71	50,000	49,964
Enterprise Funding Corp. August 18, 2008[1]	2.56	75,000	74,697
Export Development Canada July 08, 2008	2.01	10,000	9,996
Export Development Canada August 22, 2008	2.12	75,000	74,701
Export Development Canada August 28, 2008	2.18	95,000	94,581
General Electric Capital Corp. July 08, 2008	2.21	50,000	49,976
General Electric Capital Corp. July 10, 2008	2.21	50,000	49,969
General Electric Capital Corp. July 14, 2008	2.21	50,000	49,957
General Electric Capital Corp. August 06, 2008	2.35	100,000	99,766
General Electric Capital Services, Inc. July 23, 2008	2.20	100,000	99,859
General Electric Capital Services, Inc. July 30, 2008	2.25	50,000	49,906
General Electric Capital Services, Inc. August 13, 2008	2.34	100,000	99,715
GlaxoSmithKline Finance PLC July 15, 2008[1]	2.25	49,600	49,553
Harvard University July 11, 2008	1.99	25,000	24,985
Honeywell International Inc. July 24, 2008[1]	2.19	41,800	41,739
HSBC Finance Corp. July 08, 2008	2.46	50,000	49,970
HSBC Finance Corp. August 12, 2008	2.51	50,000	49,838
HSBC USA Inc. August 13, 2008	2.54	50,000	49,835
IBM Capital Inc. July 24, 2008[1]	2.18	104,114	103,963
IBM Corp. August 14, 2008[1]	2.22	25,000	24,931
IBM International Group Capital LLC July 29, 2008[1]	2.20	57,600	57,498
Illinois Tool Works Inc. July 08, 2008	2.14	70,722	70,688
ING (U.S.) Funding LLC July 08, 2008	2.58	75,000	74,957
ING (U.S.) Funding LLC July 09, 2008	2.52	50,000	49,969
ING (U.S.) Funding LLC July 15, 2008	2.52	50,000	49,946
ING (U.S.) Funding LLC July 21, 2008	2.46	50,000	49,927
ING (U.S.) Funding LLC July 28, 2008	2.44	50,000	49,903
John Deere Capital Corp. July 11, 2008[1]	2.07	10,000	9,994
John Deere Capital Corp. July 17, 2008[1]	2.07	9,000	8,991
John Deere Capital Corp. July 29, 2008[1]	2.08	23,800	23,751
John Deere Capital Corp. August 04, 2008[1]	2.09	25,000	24,937
John Deere Capital Corp. August 08, 2008[1]	2.17	30,000	29,915
John Deere Capital Corp. August 12, 2008[1]	2.18	25,000	24,919
Johnson & Johnson August 08, 2008[1]	2.16	100,000	99,767
Johnson & Johnson August 13, 2008[1]	2.04	50,000	49,836
Johnson & Johnson August 25, 2008[1]	2.10	100,000	99,581
Johnson & Johnson August 26, 2008[1]	2.09	100,000	99,569
Johnson & Johnson August 27, 2008[1]	2.14	75,000	74,675
JPMorgan Chase & Co. July 01, 2008	2.21	150,000	149,991
Jupiter Securitization Co., LLC July 14, 2008[1]	2.48	50,000	49,952
KfW July 29, 2008[1]	2.23	62,630	62,517
KfW July 30, 2008[1]	2.29	67,500	67,375
KfW August 05, 2008[1]	2.22	49,000	48,892
KfW August 08, 2008[1]	2.17	100,000	99,720
KfW August 14, 2008[1]	2.27	100,000	99,665
KfW August 21, 2008[1]	2.32	75,000	74,707
KfW August 27, 2008[1]	2.31	35,000	34,849
Kimberly-Clark Worldwide Inc. July 21, 2008[1]	2.12	30,000	29,963
Kimberly-Clark Worldwide Inc. July 24, 2008[1]	2.20	24,000	23,965
Lloyds Bank PLC July 02, 2008	2.52	100,000	99,986
Lloyds Bank PLC August 04, 2008	2.49	80,400	80,200
Medtronic Inc. July 14, 2008[1]	2.10	50,000	49,959
Medtronic Inc. August 11, 2008[1]	2.13	50,000	49,876
National Australia Funding (Delaware) Inc. July 01, 2008[1]	2.48	42,200	42,197
National Australia Funding (Delaware) Inc. July 14, 2008[1]	2.91	25,000	24,975
National Australia Funding (Delaware) Inc. August 25, 2008[1]	2.49	85,610	85,251
Nestlé Capital Corp. July 21, 2008[1]	2.14	17,500	17,478
Nestlé Capital Corp. July 28, 2008[1]	2.16	80,800	80,664
Nestlé Finance International Ltd. July 17, 2008	2.12	31,200	31,169
Nestlé Finance International Ltd. July 25, 2008	2.12	68,800	68,700
Nestlé Finance International Ltd. July 31, 2008	2.17	100,000	99,814
NetJets Inc. July 10, 2008[1]	2.06	50,000	49,964
NetJets Inc. August 05, 2008[1]	2.16	25,000	24,937
Novartis Finance Corp. July 21, 2008[1]	2.07	40,000	39,952
Novartis Finance Corp. July 23, 2008[1]	2.26	75,000	74,892
Novartis Finance Corp. July 24, 2008[1]	2.05	30,000	29,950
Novartis Finance Corp. July 25, 2008[1]	2.04	50,000	49,913
Novartis Finance Corp. August 14, 2008[1]	2.21	50,800	50,630
Novartis Finance Corp. August 28, 2008[1]	2.39	40,000	39,824
Old Line Funding, LLC August 07, 2008[1]	2.58	50,000	49,852
Paccar Financial Corp. July 30, 2008	2.26	31,600	31,541
Paccar Financial Corp. August 14, 2008	2.25	34,200	34,104
Park Avenue Receivables Co., LLC July 07, 2008[1]	2.46	85,100	85,059
Park Avenue Receivables Co., LLC July 16, 2008[1]	2.51	77,700	77,614
Park Avenue Receivables Co., LLC July 25, 2008[1]	2.71	50,000	49,906
Pfizer Inc July 15, 2008[1]	1.99	100,000	99,917
Pfizer Inc July 16, 2008[1]	2.12	50,000	49,953
Pfizer Inc July 24, 2008[1]	2.11	100,000	99,860
Pfizer Inc July 28, 2008[1]	2.12	92,300	92,148
Pfizer Inc August 15, 2008[1]	2.16	50,000	49,828
Private Export Funding Corp. July 10, 2008[1]	2.08	25,000	24,986
Private Export Funding Corp. July 22, 2008[1]	1.98	50,000	49,940
Private Export Funding Corp. July 23, 2008[1]	2.01	50,000	49,937
Private Export Funding Corp. July 25, 2008[1]	2.03	40,200	40,144
Procter & Gamble International Funding S.C.A. July 08, 2008[1]	1.96	131,900	131,843
Procter & Gamble International Funding S.C.A. July 25, 2008[1]	2.17	50,000	49,925
Procter & Gamble International Funding S.C.A. August 01, 2008[1]	2.20	50,000	49,886
Procter & Gamble International Funding S.C.A. August 21, 2008[1]	2.21	200,000	199,364
Procter & Gamble International Funding S.C.A. August 22, 2008[1]	2.15	50,000	49,801
Rabobank USA Financial Corp. July 15, 2008	2.46	100,000	99,898
Rabobank USA Financial Corp. August 01, 2008	2.49	100,000	99,779
Rabobank USA Financial Corp. August 26, 2008	2.55	50,000	49,784
Ranger Funding Co. LLC July 02, 2008[1]	2.13	30,000	29,995
Royal Bank of Scotland PLC July 18, 2008	2.54	162,000	161,795
Royal Bank of Scotland PLC August 07, 2008	2.52	75,000	74,796
Société Générale North America, Inc. July 31, 2008	2.52	50,000	49,892
Société Générale North America, Inc. August 06, 2008	2.68	86,000	85,756
Société Générale North America, Inc. August 11, 2008	2.64	125,800	125,412
Société Générale North America, Inc. August 13, 2008	2.64	75,000	74,755
Stadshypotek Delaware Inc. August 01, 2008[1]	2.61	31,650	31,577
State Street Corp. July 18, 2008	2.31	25,000	24,971
State Street Corp. August 05, 2008	2.41	50,000	49,873
Svenska Handelsbanken Inc. July 11, 2008	2.48	17,300	17,287
Svenska Handelsbanken Inc. July 15, 2008	2.46	42,455	42,412
Svenska Handelsbanken Inc. August 05, 2008	2.50	72,100	71,920
Svenska Handelsbanken Inc. August 28, 2008	2.60	50,000	49,779
Swedish Export Credit Corp. July 22, 2008	2.12	20,000	19,970
Swedish Export Credit Corp. August 26, 2008	2.25	30,000	29,894
Swedish Export Credit Corp. August 29, 2008	2.26	101,100	100,646
Toronto-Dominion Holdings USA Inc. July 01, 2008[1]	2.71	50,000	49,996
Toronto-Dominion Holdings USA Inc. July 30, 2008[1]	2.40	100,000	99,800
Toronto-Dominion Holdings USA Inc. August 11, 2008[1]	2.52	75,000	74,768
Toronto-Dominion Holdings USA Inc. August 12, 2008[1]	2.48	75,000	74,760
Toyota Motor Credit Corp. July 08, 2008	2.19	33,200	33,184
Toyota Motor Credit Corp. July 15, 2008	2.23	50,000	49,952
Toyota Motor Credit Corp. July 16, 2008	2.23	75,000	74,926
Toyota Motor Credit Corp. July 21, 2008	2.31	125,000	124,839
Toyota Motor Credit Corp. August 15, 2008	2.34	50,000	49,851
Toyota Motor Credit Corp. August 20, 2008	2.42	24,200	24,117
Unilever Capital Corp. July 25, 2008[1]	2.21	50,000	49,924
Unilever Capital Corp. August 14, 2008[1]	2.27	50,000	49,859
Unilever Capital Corp. September 02, 2008[1]	2.29	50,000	49,760
UnionBanCal Commercial Funding Corp. August 20, 2008	2.64	50,000	49,814
United Parcel Service Inc. August 01, 2008[1]	2.08	50,000	49,886
United Parcel Service Inc. August 05, 2008[1]	2.08	50,000	49,873
United Parcel Service Inc. August 06, 2008[1]	2.03	50,000	49,868
United Parcel Service Inc. August 07, 2008[1]	2.03	50,000	49,864
United Parcel Service Inc. August 14, 2008[1]	2.13	40,000	39,894
Variable Funding Capital Corp. August 12, 2008[1]	2.65	50,000	49,842
Variable Funding Capital Corp. August 22, 2008[1]	2.66	50,000	49,779
Variable Funding Capital Corp. August 25, 2008[1]	2.65	100,000	99,537
Walgreen & Co. July 10, 2008	2.30	36,500	36,477
Wal-Mart Stores Inc. July 07, 2008[1]	2.01	75,000	74,971
Wal-Mart Stores Inc. July 22, 2008[1]	2.17	123,000	122,837
Wal-Mart Stores Inc. August 04, 2008[1]	2.11	85,000	84,789
Walt Disney Co. July 07, 2008	2.58	110,000	109,943
Walt Disney Co. July 14, 2008	1.97	100,000	99,898
Wells Fargo & Co. July 11, 2008	2.13	50,000	49,960
Wells Fargo & Co. July 24, 2008	2.36	100,000	99,843
Wells Fargo & Co. August 07, 2008	2.45	50,000	49,871
Westpac Banking Corp. August 05, 2008[1]	2.44	76,200	76,015
Westpac Banking Corp. August 06, 2008[1]	2.55	35,000	34,907
Yale University July 03, 2008	2.15	25,000	24,996
			13,699,840

FEDERAL AGENCY DISCOUNT NOTES — 22.81%
Fannie Mae July 09, 2008	2.00	150,000	149,925
Fannie Mae July 11, 2008	1.96	200,000	199,878
Fannie Mae July 22, 2008	2.13	125,900	125,736
Fannie Mae August 05, 2008	2.18	84,800	84,616
Fannie Mae August 13, 2008	2.19	80,751	80,524
Fannie Mae August 18, 2008	2.26	150,000	149,540
Fannie Mae August 20, 2008	2.18	80,068	79,828
Fannie Mae August 26, 2008	2.26	125,000	124,600
Fannie Mae August 28, 2008	2.28	100,000	99,682
Fannie Mae August 29, 2008	2.26	52,600	52,429
Fannie Mae September 02, 2008	2.34	137,000	136,537
Federal Farm Credit Banks July 16, 2008	2.15	176,700	176,531
Federal Farm Credit Banks July 28, 2008	2.16	75,000	74,874
Federal Farm Credit Banks July 30, 2008	2.11	49,000	48,914
Federal Farm Credit Banks July 31, 2008	2.06	50,000	49,912
Federal Farm Credit Banks August 01, 2008	2.07	45,000	44,917
Federal Farm Credit Banks August 14, 2008	2.20	40,000	39,890
Federal Home Loan Bank July 01, 2008	2.10	90,190	90,185
Federal Home Loan Bank July 02, 2008	1.96	100,000	99,991
Federal Home Loan Bank July 11, 2008	2.09	100,000	99,936
Federal Home Loan Bank July 16, 2008	2.07	147,100	146,957
Federal Home Loan Bank July 18, 2008	2.08	153,000	152,836
Federal Home Loan Bank July 23, 2008	2.11	229,100	228,779
Federal Home Loan Bank July 29, 2008	2.18	200,000	199,649
Federal Home Loan Bank August 06, 2008	2.20	74,200	74,034
Federal Home Loan Bank August 15, 2008	2.27	50,000	49,853
Federal Home Loan Bank August 27, 2008	2.38	79,950	79,701
Freddie Mac July 03, 2008	2.08	40,000	39,993
Freddie Mac July 07, 2008	2.08	132,366	132,318
Freddie Mac July 09, 2008	2.07	200,000	199,897
Freddie Mac July 17, 2008	2.06	150,000	149,855
Freddie Mac July 18, 2008	2.10	184,100	183,907
Freddie Mac July 21, 2008	2.06	18,399	18,375
Freddie Mac August 08, 2008	2.17	100,000	99,766
Freddie Mac August 15, 2008	2.17	200,000	199,411
Freddie Mac August 19, 2008	2.25	100,000	99,689
Freddie Mac August 21, 2008	2.23	83,600	83,344
Freddie Mac August 29, 2008	2.26	100,000	99,675
			4,246,484

CERTIFICATES OF DEPOSIT — 1.74%
Union Bank of California, N.A. July 03, 2008	2.60	100,000	100,000
Union Bank of California, N.A. August 19, 2008	2.62	100,000	99,985
Wells Fargo Bank, N.A. September 25, 2008	2.35	125,000	125,000
			324,985

U.S. TREASURIES — 1.61%
U.S. Treasury Bills July 03, 2008	1.88	100,000	99,985
U.S. Treasury Bills July 10, 2008	1.67	200,000	199,914
			299,899

Total investment securities (cost: $18,572,514,000)			$18,571,208
Other assets less liabilities			48,844

Net assets			$18,620,052

1 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,552,625,000, which represented 40.56%
 of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$803
Gross unrealized depreciation on investment securities	(2,109)
Net unrealized depreciation on investment securities	(1,306)
Cost of investment securities for federal income tax purposes	18,572,514

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2008